Condensed Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 3,489,120	$ 3,312,875	$ 6,941,887	$ 7,268,579	$ 14,496,500	$ 14,937,323
Deposits in banks	79	23	694	26	2,731	235
Securities	258,059	311,814	477,124	630,531	1,047,834	1,682,508
Federal funds sold	998	315	2,652	361	4,998	336
Total interest income	3,748,256	3,625,027	7,422,357	7,899,497	15,552,063	16,620,402
Interest expense:
Deposits	1,415,594	1,856,432	2,871,910	3,848,743	7,212,651	10,122,697
Other borrowings	43,579	64,984	87,751	159,961	279,238	248,001
Total interest expense	1,459,173	1,921,416	2,959,661	4,008,704	7,491,889	10,370,698
Net interest income	2,289,083	1,703,611	4,462,696	3,890,793	8,060,174	6,249,704
Provision for loan losses	150,000	220,000	355,000	220,000	470,000	9,530,064
Net interest income (loss) after provision for loan losses	2,139,083	1,483,611	4,107,696	3,670,793	7,590,174	(3,280,360)
Other income:
Service charges on deposit accounts	300,949	361,150	641,689	702,779	1,497,587	1,565,715
Other fees and commissions	24,135	19,349	47,488	38,586	4,277	45,562
Gain on sales of available for sale securities, net		184,297		184,297	568,337	926,292
Gain on sales of foreclosed real estate		40,885		56,204	25,810	60,585
Other operating income	128,982	106,981	247,836	213,754	508,088	263,253
Total other income	454,066	712,662	937,013	1,195,620	2,604,099	2,861,407
Other expenses:
Salaries and employee benefits	903,443	851,974	1,817,419	1,823,858	3,555,493	4,092,717
Occupancy and equipment expenses, net	276,531	299,132	598,650	589,670	1,183,194	1,207,435
Other operating expenses	1,254,590	1,550,528	2,384,753	2,837,503	5,418,556	6,587,392
Total other expenses	2,434,564	2,701,634	4,800,822	5,251,031	10,157,243	11,887,544
Income (loss) before income tax benefits	158,585	(505,361)	243,887	(384,618)	37,030	(12,306,497)
Income tax benefits						(1,738,559)
Net income (loss)	158,585	(505,361)	243,887	(384,618)	37,030	(10,567,938)
Preferred stock dividend		(50,000)	(50,000)	(50,000)	(62,155)	(112,155)
Net income (loss) available to common shareholders	158,585	(555,361)	193,887	(434,618)	(25,125)	(10,680,093)
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale arising during period, net of tax	724,291	21,134	779,209	123,661	(478,176)	1,401,040
Reclassification adjustment for realized gains on securities available for sale arising during the period, net of tax		(121,636)		(121,636)	(568,337)	(926,292)
Other comprehensive income (loss)					(1,046,513)	474,748
Comprehensive income (loss)	$ 882,876	$ (655,863)	$ 973,096	$ (432,593)	$ (1,009,483)	$ (10,093,190)
Basic earnings (losses) per common share	$ 0.02	$ (0.06)	$ 0.02	$ (0.04)	$ 0.00	$ (1.12)
Diluted earnings (losses) per common share	$ 0.02	$ (0.06)	$ 0.02	$ (0.04)	$ 0.00	$ (1.12)